Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Long-Term Investments

The Group's long-term investments consist of:

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments:
Qingdao Qingle Venture Capital Partnership (“Qingle”)	30,002	30,002
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)	28,951	27,867
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	22,803	21,355
Other investments	14,416	12,766
Equity securities without readily determinable fair values:
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)	63,430	63,430
AiFenLei Global Co., Ltd. (“AiFenLei”)	—	16,844
Other equity securities without readily determinable fair values	29,713	31,539
Investments at fair value:
China Dynamic Fund I SP	52,212	15,780
Total	241,527	219,583